Geographic Operations and Concentrations (Details 2)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Percentage of revenue form largest customers
Number of largest clients	2		3
Dell
Percentage of revenue form largest customers
Percentage of revenue	8.00%	10.00%	9.00%	12.00%	16.00%
Microsoft
Percentage of revenue form largest customers
Percentage of revenue	14.00%	10.00%	11.00%	10.00%	6.00%